Note 14 - Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2023	2022
Coil Segment:
Prime Coil	$479,316	$219,483
Non-standard Coil	3,574	9,597
Processing or Storage of Customer Owned Coil	2,751	1,358
	$485,641	$230,438
Tubular Segment:
Manufactured Pipe	$61,451	$44,485
Mill Reject Pipe	450	10,312
	$61,901	$54,797